Accumulated Other Comprehensive Income (Loss) - Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Change in unrealized gains (losses) on fixed maturity securities available-for-sale	$ 2,083	$ 23,856	$ (48,454)
Reclassification of net realized losses included in net income	(18)	(477)	(619)
Foreign currency translation adjustment	20	27	(57)
Other comprehensive income (loss)	$ 2,085	$ 23,406	$ (49,130)